Consolidated Statements of Operations Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations Information
Royalty, goods and products and services		$ 52,218	$ 60,201
Royalty revenue	$ 35,234	28,970	40,137
Natural gas	3,374	17,581	13,236
Power and electricity	3,557	3,974	2,927
Food products			2,721
Fees	$ 1,165	$ 1,693	$ 1,180